GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.1 - Schedule 1

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third party due diligence provider, performed the review described below on behalf of its client, Goldman Sachs Mortgage Company. The review included a total of 676 newly originated residential mortgage loans, in connection with the securitization identified as GSMBS 2022-INV1 (the “Securitization”). The Review was conducted from April 2021 through March 2022 on mortgage loans originated between January 2021 through September 2021.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors
i.	Income / Assets
•	Validate borrower(s) monthly gross income
•	Validate funds required to close, required reserves
•	Review file documentation for required level of income and asset verifications
ii.	Employment Status
•	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
•	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
•	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.
•	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
•	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
•	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
•	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
•	Review credit report for credit history and required credit depth including any / all inquiries
•	Determine representative credit score from credit report

b.	Validate loan-to-value (LTV) and combined loan-to-value
c.	Review borrower's occupancy
d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history
e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower's willingness and ability to repay the debt
f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations
b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations
c.	Tolerance Testing
i.	Compare Loan Estimate and Closing Disclosures
ii.	Identify Tolerance Violations and applicable cost to cure
d.	Comprehensive review of Closing Disclosure to determine transaction accuracy
e.	Recalculation of APR and Finance Charge
f.	Testing of:
i.	Federal High Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and High Cost provisions
iv.	HOEPA Points and Fees
g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures
i.	Service Provider List
ii.	Home Ownership Counselling Disclosure
iii.	ARM Disclosure
h.	Compliance with QM as it relates to:
i.	APR Test
ii.	Points & Fees Test
iii.	Prepayment Penalty Test
iv.	Product Eligibility Testing

i.	Notice of Right to Cancel (Rescission) Review
i.	Confirm transaction date, expiration date, and disbursement date
ii.	Confirm document is properly executed by all required parties to the transaction
iii.	Confirm the correct Right of Rescission document was executed for the transaction type
j.	Confirm through NMLS the loan originator and originating firm's license status was active and properly disclosed on appropriate loan documents
k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)
l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

Valuation Review

Consolidated Analytics performed a “Valuation Review,” which included the following:

a.	Review original appraisal, determination that property is in "average" condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.
b.	Review appraisal, determination that property is completely constructed and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.
c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.
d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.
e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.
f.	Ensure that the appraisal conforms to the guidelines provided from the Client.
g.	Review appraisal to ensure all required documents were included.
h.	Review location map provided within the appraisal for external obsolescence.
i.	Ensure highest and best use and zoning complies with guidelines.
j.	Confirm there are no marketability issues that affect the subject property.
k.	Ensure subject property does not suffer any functional obsolescence.
l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.
m.	Additional valuation product was not required when the CU score provided was below 2.5. In the event the CU score was equal to or greater than 2.5, an additional valuation product was obtained to confirm value was supported within 10% tolerance. In some instances, CDA’s were ordered on loans that had an acceptable CU score based on guidance from the seller.

Consolidated Analytics applied a cascade methodology to determine if the original appraised value was reasonably supported when compared to an independent third party valuation product.

For loans reviewed in a post-close valuation review scenario (676 loans in total):

314 loans had Desktop Reviews, nine loans had an AVM, and one loan had a secondary appraisal.

If a loan with a Desktop Review fell outside of a -10% tolerance, was inconclusive, or a PIW was present, then a Field Review, a Broker Price Opinion (BPO) along with a Reconciliation of the values or a 2nd Appraisal was completed.

Four loans had an Exterior Only Appraisal Review and one loan had a Broker Price Opinion (BPO), of which all supported the value.

Product totals may not sum due to multiple products for each loan

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the 676 mortgage loans reviewed, twenty-one (21) unique mortgage loans (3.11% by loan count) had a total of 25 different tape discrepancies across four data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
UW FICO Utilized	12	48.00%
Property Type	9	36.00%
Original Collateral Value	2	8.00%
Property State	2	8.00%
Total Discrepancies:	25	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

After giving consideration to the grading criteria of the relevant NRSROs, 100.00% of the loans received a grade “B” or better, with 99.70% of the loans receiving an overall grade “A” for KBRA, DBRS, and S&P, and 98.37% of the loans receiving an overall grade “A” for Fitch and Moody’s.

Final Loan Grades

Overall Loan Results: KBRA, DBRS, S&P
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	674	$158,244,260.00	99.70%
Event Grade B	2	$537,549.00	0.30%
Event Grade C	0	$0.00	0%
Event Grade D	0	$0.00	0%
Total Sample	676	$158,781,809.00	100.00%

Overall Loan Results: Fitch, Moody’s
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	665	$155,289,260.00	98.37%
Event Grade B	11	$3,492,549.00	1.63%
Event Grade C	0	$0.00	0%
Event Grade D	0	$0.00	0%
Total Sample	676	$158,781,809.00	100.00%

Credit Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	676	100.00%
Event Grade B	0	0%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	676	100.00%
Compliance Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	676	100.00%
Event Grade B	0	0%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	676	100.00%
Valuation Results: KBRA, DBRS, S&P
Event Grade	Loan Count	Percent of Sample
Event Grade A	674	99.70%
Event Grade B	2	0.30%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	676	100.00%
Valuation Results: Fitch, Moody’s
Event Grade	Loan Count	Percent of Sample
Event Grade A	665	98.37%
Event Grade B	11	1.63%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	676	100.00%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	No Credit Findings	73
		DTI Exceeds AUS Maximum Allowable	51
		Borrower Liabilities Verification Indicator is Partial	36
		Hazard Insurance Coverage is Not Sufficient.	19
		Fraud Report Missing	14
		Housing history does not meet guidelines	13
		Borrower Income Verification does not match Approval	12
		Borrower Employment Verification Level is missing	10
		Borrower Employment Verification does not meet guidelines	10
		Hazard Insurance Effective Date is after the Note Date	7
		Asset Documents are Incomplete	7
		Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	7
		LTV Exceeds AUS Maximum Allowable	7
		CLTV Exceeds the AUS Maximum Allowable	7
		Hazard Insurance Coverage is Not Sufficient	6
		Borrower Credit Report is Missing	5
		CoBorrower Employment Verification Level is Missing	5
		Transmittal Summary is Missing	4
		Fraud Report Shows Uncleared Alerts	4
		AUS is Partial	4
		Condo Approval Missing	4
		Final Loan Application is Partial	4
		Hazard Insurance Indicator is Partial	3
		AUS is Missing	3
		Unresolved derogatory credit	3
		Borrower residency documentation not provided or issue with documentation	3
		Flood Certificate is Missing	3
		Intent to Proceed is not Executed	3
		CoBorrower Credit Report is Missing	3
		Final Loan Application is Missing	3
		Borrower Income Verification is less than 12 months	2
		Title Policy is Missing	2
		Appraisal date is greater than 120 days from Origination date.	2
		Borrower 2 Income Verification is less than 12 months	2
		FICO is less than the AUS Minimum Required	2
		CoBorrower Employment Verification does not meet guidelines	2
		Liquid Reserves (Months) are less than AUS Minimum Required.	2
		CoBorrower Income Verification does not match Approval	2
		Servicing Comments are Missing	2
		CoBorrower Liabilities Verified Indicator is Missing	2
		HMDA Data Tape Not Provided	2
		Insufficient cash to close.	2
		Flood Insurance Policy is Missing	1
		Property flood zone reflects property is in a Flood Zone but Special Flood Zone is marked No	1
		Note Document Indicator is Partial	1
		CoBorrower Liabilities Verified Indicator is Partial	1
		Seller credits exceed max allowable	1
		Trust Documentation Missing or Incomplete	1
		Transmittal Summary is Partial	1
		Final Loan Application is Not Executed	1
		Note is not executed by all borrowers	1
		HAZARD INSURANCE CERTIFICATE MISSING	1
		Property is located in a FEMA disaster area	1
		Borrower Liabilities Verification Indicator is Missing	1
		Balance Sheet Does Not Meet Guidelines	1
		Current Payment Status is Not Current	1
		Executed HELOC closure letter not provided.	1
		Borrower Asset Verification is Missing	1
		Borrower Employment Verification is Unavailable	1
		Note Document Indicator is Missing	1
		All Interested Parties Not Checked against Exclusionary Lists	1
		Co-Borrower residency documentation not provided or issue with documentation	1
		Total Credit Grade (A) Exceptions:	377
Compliance	A	No Compliance Findings	80
		Evidence of Rate Lock Not Provided	27
		Security Instrument Indicator is Missing	8
		ATR/QM Status is Pending	3
		Property Flood Zone reflects property is not in a flood zone but Special Flood Zone is marked Yes	3
		Security Instrument Indicator is Partial	3
		Intent to Proceed is Missing	3
		Affiliated Business Disclosure is Missing	3
		Right to Cancel is Missing	2
		Lender did not provide ATR/QM Status Determination	2
		eSigned Documents Consent is Missing	2
		The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.	1
		Qualified Mortgage Balloon Payment Loan	1
		Mortgage not recorded	1
		Initial Escrow Account Disclosure is Missing	1
		Higher-Priced Mortgage Loan Escrow Alert (12 CFR 1026.35(b))	1
		Settlement Cost Booklet was provided more than 3 days from the Originator Application Date	1
		Originator NMLS is Not Active	1
		Initial Closing Disclosure Delivery Date Test	1
		Missing Taxpayer First Act Disclosure	1
		Total Compliance Grade (A) Exceptions:	145
Property	A	Third Party Valuation Product not Provided	263
		Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	75
		Third Party Valuation Product not Provided.	27
		UCDP Summary Report is Missing	16
		Origination Appraisal is Missing	13
		Third Party Desk Review variance to appraised value exceeds 10%	9
		Is Completion Certificate in file is No	4
		Third Party Second Field Review variance to appraised value exceeds 10%	2
		Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	2
		Title Issues Present	2
		Origination Appraisal is Partial	1
		The appraisal was completed "Subject To" and the Completion Certificate in file is incomplete.	1
		Appraisal guideline violation	1
		Appraiser's License was Inactive at time of origination	1
		Third Party Second Desk Review variance to appraised value exceeds 10%	1
		Total Property Grade (A) Exceptions:	418
	B	Appraisal Waiver	9
		Origination Appraisal is Missing	2
		Total Property Grade (B) Exceptions:	11

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the ublished guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.